Note 5 - Advances for Vessels Under Construction and Acquisitions (Details) - Advances for Vessels Under Construction and Acquisitions (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Advances for Vessels Under Construction and Acquisitions [Abstract]
Balance, December 31, 2012	$ 19,321,045
Balance, September 30, 2013	46,283,936
Advances paid	26,521,200
Capitalized interest	441,386	160,439
Capitalized expenses	$ 305